CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 231,070	$ 197,640
Time deposits with maturities over three months	134,379	96,214
Restricted cash	35,986	39,534
Accounts receivable, net of allowance for doubtful accounts of $48,0891 and $49,041 as of June 30, 2017 and December 31, 2017, respectively	257,611	246,552
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $8,660 and $12,472 as of June 30, 2017 and December 31, 2017, respectively	199,736	162,096
Other receivables, net of allowance for doubtful accounts of $1,448 and $1,568 as of June 30, 2017 and December 31, 2017, respectively	16,857	20,036
Advances to suppliers	8,523	9,964
Amounts due from related parties	28,642	34,142
Inventories	47,602	45,660
Prepaid expenses	797	619
Income tax recoverable	170	5,169
Deferred tax assets	0	7,730
Total current assets	961,373	865,356
Non-current assets:
Restricted cash	461	522
Prepaid expenses	8	0
Property, plant and equipment, net	84,025	80,529
Prepaid land leases	10,472	10,206
Intangible assets, net	1,602	1,928
Investments in equity investees	58,219	47,242
Investments in cost investees	4,191	4,024
Goodwill	51,175	47,326
Deferred tax assets	8,583	1,121
Total non-current assets	218,736	192,898
Total assets	1,180,109	1,058,254
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $14,178 and $17,342 as of June 30, 2017 and December 31, 2017, respectively):
Derivative financial liability	535	487
Short-term bank loans	7,859	8,121
Current portion of long-term loans	401	420
Accounts payable	126,095	122,714
Construction costs payable	167	383
Deferred revenue	130,451	107,407
Accrued payroll and related expenses	17,724	13,600
Income tax payable	5,237	3,371
Warranty liabilities	6,136	5,386
Other tax payables	11,052	10,488
Accrued liabilities	22,014	23,950
Amounts due to related parties	3,169	2,301
Deferred tax liabilities	0	4,350
Total current liabilities	330,840	302,978
Accrued liabilities	9,155	2,220
Long-term loans	21,064	20,581
Deferred tax liabilities	9,838	6,689
Warranty liabilities	2,642	2,246
Total non-current liabilities	42,699	31,736
Total liabilities	373,539	334,714
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 and 60,342,099 shares issued and outstanding as of June 30, 2017 and December 31, 2017, respectively	60	60
Additional paid-in capital	222,514	222,189
Statutory reserves	41,130	41,130
Retained earnings	533,347	482,999
Accumulated other comprehensive income	9,411	(22,859)
Total Hollysys Automation Technologies Ltd. Stockholders' equity	806,462	723,519
Non-controlling interest	108	21
Total equity	806,570	723,540
Total liabilities and equity	$ 1,180,109	$ 1,058,254